INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
At beginning of year	$ 7,504	$ 4,929	$ 2,582
Additions based on tax positions related to current year	8,057	2,575	2,347
Restricted due to expiry of the statute of limitations	(429)
At end of year	$ 15,132	$ 7,504	$ 4,929